CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cash Flows from Operating Activities:
Net loss	$ (2,783,566)	$ (61,290,390)	$ (6,054,266)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation expense	618,719	677,275	672,368
Amortization expense		298,431	830,481
Bad debt expense and credit loss	599,709	17,897,334	227,837
Deferred tax expenses	0	322,897
Gain on accounts receivable factoring, net of discount			(1,602,500)
Impairment on intangible assets and long-term investment		35,346,769	2,771,019
Change in unrecognized tax benefits		(823,340)	(1,428,458)
Stock compensation expense		2,014,133	2,674,807
Interest expense of convertible notes	906,459	658,913	1,324,510
Interest expense of accounts receivable factoring	(478,733)	359,051	1,151,453
Changes in operating assets and liabilities:
Accounts receivable	(7,193,497)	8,165,567	(12,059,620)
Other receivables and prepayments	(4,249,882)	349,612	(260,755)
Notes receivable	(300,936)	(6,676)	(53,853)
Inventories	(4,409,255)	2,870,541	(2,606,504)
Advance to suppliers	(12,831,902)	1,401,001	5,493,624
Accounts payable	513,884	(7,451,608)	8,803,924
Notes payable	83,839	(666,355)	762,986
Accrued expenses and other current liabilities	(703,812)	(1,918,915)	752,241
Accrued payroll and welfare	404,829	130,063	219,178
Advance from customers	14,039,586	(923,844)	(3,662,097)
Income tax payable	(669)
Long-term prepaid expenses		707,470
Lease liability - Operating lease	(139,543)	(23,841)	(28,595)
Net cash used in operating activities		(1,905,912)	(2,072,220)
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(603,054)	(656,178)	(507,663)
Purchase of CIP		(930,814)	(12,666)
Purchases of intangible assets		(707,470)	(1,588,107)
Investment into Recruiter.Com Group Inc	(1,750,000)
Net cash used in investing activities	(2,353,054)	(2,294,462)	(2,108,436)
Cash Flows from Financing activities:
Net proceeds released from (placed into) short-term investment		852,542	1,523,953
Proceeds from short-term bank borrowings	15,823,883	21,486,396	31,113,044
Repayments of short-term bank borrowings	(12,706,162)	(19,350,091)	(34,501,465)
Net (repayment) receiving for due to related parties	(894,095)	(920,690)	1,173,516
Repayment of other borrowing			(279,004)
Proceeds from stock issuances	5,000,000
Net cash provided by (used in) financing activities	7,223,626	2,068,157	(969,956)
Effect of exchange rate changes on cash	1,075,826	(439,515)	(835,453)
Net (decrease) increase in cash, cash equivalents and restricted cash	(932,102)	(2,571,733)	(5,986,065)
Cash and cash equivalents and restricted cash at the beginning of period	5,045,406	7,617,139	13,603,204
Cash, cash equivalents and restricted cash at the end of period	4,113,304	5,045,406	7,617,139
Supplemental disclosures of cash flows information:
Cash paid for income taxes	47,785	38,695	87,473
Cash paid for interest expenses	$ 758,686	774,929	976,091
Non-cash transactions
Offset between due from related parties and due to related parties balances		545,844	623,363
Intangible assets obtained in exchange for settlement of long-term deposit		$ 707,470	$ 749,252